Note 9 - Leases-10Q (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Tables
Lessee, Operating Lease [Table Text Block]
(In thousands)	September 30, 2024	December 31, 2023
	Operating lease	Operating lease
Right-of-Use Asset
Operating lease, net	$1,074	$1,543
Total right-of use asset, net	$1,074	$1,543

Lease Liabilities
Operating lease - short term	$(670)	$(631)
Operating lease - long term	(404)	(912)
Total lease liabilities	$(1,074)	$(1,543)

	December 31, 2023	December 31, 2022
	Operating lease	Operating lease
Right-of-Use Asset
Operating lease	$1,542,500	$2,117,300
Total right-of use asset	$1,542,500	$2,117,300

Lease Liabilities
Operating lease - short term	$(631,000)	$(584,400)
Operating lease - long term	(911,500)	(1,544,900)
Total lease liabilities	$(1,542,500)	$(2,129,300)

Lease, Cost [Table Text Block]
	Nine Months Ended
(In thousands)	September 30, 2024	September 30, 2023
Operating lease cost allocated to research and development expense	$338	$288
Operating lease cost allocated to general and administrative expense	199	249
Total lease expense	$537	$537
Weighted-average remaining lease term	1.59	2.59
Weighted-average discount rate	7.12%	7.12%

	Years Ended
	December 31, 2023	December 31, 2022
Operating lease cost allocated to research and development expense	$393,900	$473,200
Operating lease cost allocated to general and administrative expense	322,200	189,900
Total lease expense	$716,100	$663,100
Weighted-average remaining lease term	2.34	3.34
Weighted-average discount rate	7.12%	7.12%

Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
Maturity of Lease Liabilities (In thousands)	Operating lease
2024 (remaining)	$179
2025	725
2026	242
Total lease payments	1,146
Less: imputed interest	(72)
Present value of lease payments	$1,074

Maturity of Lease Liabilities	Operating lease
2024	$717,600
2025	724,700
2026	242,800
Total lease payments	1,685,100
Less: imputed interest	(142,600)
Present value of lease payments	$1,542,500